Operating Revenue (Schedule of Aggregate Amount of Transaction Price Allocated To Fixed-price Performance Obligations That Unsatisfied At End of Reporting Period And Expected To be Recognized) (Detail)
$ in Millions
Mar. 31, 2019 USD ($)
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 20,254
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,197
Revenue, expected to be recognized on multi-year contracts, period	9 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,547
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,448
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,334
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,166
Revenue, expected to be recognized on multi-year contracts, period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2024-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 13,562
Revenue, expected to be recognized on multi-year contracts, period
Virginia Electric and Power Company
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 20
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 16
Revenue, expected to be recognized on multi-year contracts, period	9 months
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 3
Revenue, expected to be recognized on multi-year contracts, period	1 year
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1
Revenue, expected to be recognized on multi-year contracts, period	1 year
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 0
Revenue, expected to be recognized on multi-year contracts, period	1 year
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 0
Revenue, expected to be recognized on multi-year contracts, period	1 year
Virginia Electric and Power Company | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2024-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 0
Revenue, expected to be recognized on multi-year contracts, period
Dominion Energy Gas Holdings, LLC
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 20,998
Dominion Energy Gas Holdings, LLC | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2019-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,266
Revenue, expected to be recognized on multi-year contracts, period	9 months
Dominion Energy Gas Holdings, LLC | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2020-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,657
Revenue, expected to be recognized on multi-year contracts, period	1 year
Dominion Energy Gas Holdings, LLC | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2021-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,557
Revenue, expected to be recognized on multi-year contracts, period	1 year
Dominion Energy Gas Holdings, LLC | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2022-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,422
Revenue, expected to be recognized on multi-year contracts, period	1 year
Dominion Energy Gas Holdings, LLC | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2023-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 1,231
Revenue, expected to be recognized on multi-year contracts, period	1 year
Dominion Energy Gas Holdings, LLC | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date: 2024-01-01
Revenues From Contract With Customer [Line Items]
Revenue, expected to be recognized on multi-year contracts	$ 13,865
Revenue, expected to be recognized on multi-year contracts, period